Noncontrolling Interest - Schedule of group's ownership in its subsidiary on the group's equity (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 JPY (¥)
Noncontrolling Interest
Adjustment to additional paid in capital	¥ 14,992,166
DouYu Japan
Noncontrolling Interest
Business acquisition, consideration	397,078,638	¥ 7,499,997,600
Adjustment to additional paid in capital	¥ 14,992,166
DouYu Japan | Maximum
Noncontrolling Interest
Noncontrolling interest shareholder's ownership interest decreased	28.90%	28.90%
DouYu Japan | Minimum
Noncontrolling Interest
Noncontrolling interest shareholder's ownership interest decreased	22.40%	22.40%